Debt (Details Narrative Seven) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 08, 2025	Jun. 30, 2025	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 27, 2025	Apr. 30, 2025	Feb. 05, 2024
Debt Instrument [Line Items]
Aggregate principal amount											$ 4,500,000
Adjusted conversion price and exercise price			$ 2.50
Repayment of convertible debt				$ 647,000	$ 1,877,000		$ 4,514,664	$ 750,000
Private Placement Offering 3 LLP [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 11,000,000
Debt instrument, interest rate, original issue percentage	10.00%	10.00%
Interest rate	10.00%	10.00%
Debt instrument, maturity from date of issuance	12 months	12 months
Percentage of premium buyer require to redeem at an event of default			15.00%			15.00%			15.00%
Repayment of convertible debt			$ 183,333			$ 183,000
Private Placement Offering 3 LLP [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Minimum percentage of outstanding common Stock, buyer hold	4.99%	4.99%
Maximum percentage of outstanding common Stock, buyer hold	9.99%	9.99%
Private Placement Offering 3 LLP [Member] | Common Stock [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants purchased										21,212